Convertible Debentures	12 Months Ended
Dec. 31, 2024
Convertible Debentures [Abstract]
Convertible Debentures

Note 12 – Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

	As of December 31,
Hybrid Instruments on a Combined Basis	2024	2023

September 2023 Convertible Debenture	$-	$2,475,824
January 2024 Convertible Debenture	53,928	-
August 2024 Convertible Debenture	1,103,129	-
	$1,157,057	$2,475,824

May 2022 Convertible Debenture, under May 2022 SPA

On May 17, 2022, the Company entered into a Securities Purchase Agreement (the “May 2022 SPA”) with ATW Opportunities Master Fund, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $1,955,000 in consideration of the issuance of Convertible Debenture (the “May 2022 Debenture”) in the principal amount of $2,100,000. The Debenture matures on November 17, 2024, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price is the lesser of $2,500 or 85% of the lowest trade price in the last ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $1,875, subject to adjustment, per ADS. Interest is payable quarterly. Upon the conversion of all of this Debenture prior to the maturity date, the Holder shall be entitled to receive all interest which would have accrued on the principal amount being converted after the date of such conversion, in any combination of cash or ADSs at the Company’s election (the “Interest Make-Whole”).

The Debenture and include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion. As part of consideration of entering into the May 2022 SPA, the Company agreed to extend the February 2021 and December 2021 Warrants (as discussed in Note 13 below) termination dates for two years. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,330,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $600, $225 and $725 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $2,675 per ADS, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $875, $450 and $1,075 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $2,625 per ADS, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.

The Company early adopted ASU 2020-06 on January 1, 2022. In accordance with ASC 815-15-25-1, the Interest Make-Whole feature is an embedded derivative that should be bifurcated and accounted for separately. As a result, the Company recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $625,000 on the Consolidated Balance Sheets which equals to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and assigned to the host debenture at the carrying value of approximately $1,330,000 representing the difference between the previous carrying amount of the hybrid instrument of $1,955,000 (net of debt original issue discount of $145,000) and the fair value of the derivative of $625,000. Further, the Company charged the debt issuance cost of $1,330,000 against the host debenture.

Debt discount and debt issuance costs are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense of approximately $445,000 for the year ended December 31, 2022, resulting from the amortization of the debt discounts. During the year ended December 31, 2022, the May 2022 Convertible Debenture along with the Make-Whole interest of $630,000 were fully converted into an aggregate of 3,194,885 Class A ordinary shares. As of December 31, 2024 and 2023, there was no such Debenture outstanding.

August 2022, December 2022 and September 2023 Convertible Debentures, under August 2022 SPA

On August 9, 2022, the Company entered into a Securities Purchase Agreement (the “August 2022 SPA”) with ATW Opportunities Master Fund II, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $3,300,000 on August 10, 2022 (the “First Closing’) in consideration of the issuance of Convertible Debenture (the “August 2022 Debenture”) in the principal amount of $3,500,000.

The Company also granted the Purchaser the right to purchase an additional $25 million of Debentures within 24-month anniversary of the First Closing Date (the “Subsequent Closings’), pursuant to which the Company received net proceeds of $2,840,000 on December 7, 2022 (the “Second Closing’) in consideration of the issuance of Convertible Debenture (the “December 2022 Debenture”) in the principal amount of $3,000,000.

On September 2, 2023, the Company entered into a letter agreement (the “September 2023 Letter Agreement”) with the Purchaser, pursuant to which the Company issued a Series H ADS Purchase Warrant (the “Series H Warrants”) to purchase up to 263 ADSs with an exercise price equal to $95.00 per ADS and having a term of exercise expiring five years after the issuance, in consideration for the Purchaser’s exercise of rights to purchase an additional $2,500,000 convertible debenture. On September 5, 2023, the Company received net proceeds of $2,365,000 (the “Third Closing’) upon the issuance of convertible debenture (the “September 2023 Debenture”). The fair value of Series H Warrants is estimated to be at $8.00 per share, and the aggregate fair value of $2,000 was treated as issuance costs for the debenture.

On January 23, 2024, the Company entered into a letter agreement (the “January 2024 Letter Agreement”) with the Purchaser, pursuant to which the Company issued a Series I ADS Purchase Warrant (the “Series I Warrants”) to purchase up to 177 ADSs with an exercise price equal to $56.50 per ADS and having a term of exercise expiring five years after the issuance, in consideration for the Purchaser’s exercise of rights to purchase an additional $1,000,000 convertible debenture. On the same date, the Company received net proceeds of $940,000 (the “Fourth Closing’) upon the issuance of convertible debenture (the “January 2024 Debenture”). The fair value of Series I Warrants is estimated to be at $4.50 per share, and the aggregate fair value of $800 was treated as issuance costs for the debenture.

The Convertible Debentures issued under August 2022 SPA have the same terms as the May 2022 Convertible Debenture, except that they mature at the 36-month anniversary. The Debentures is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $3,125 or 85% of the lowest VWAP in the last fifteen (15) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $1,875, subject to adjustment, per ADS. Such debentures also have the feature of Interest Make-Whole.

Upon issuance, the Company bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $1,241,000, $1,051,000, $878,000 and $352,000 on the Consolidated Balance Sheets for August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and initially assigned to the host debentures at the carrying value of approximately $2,059,000, $1,789,000, $1,485,000 and $588,000 for August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively, representing the difference between the previous carrying amount of the hybrid instruments and the fair value of the derivatives. Further, the Company charged the debt issuance cost of nil, nil, $1,200 and $800 against the host debentures of August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $288,000, $522,000 and $214,000 for the years ended December 31, 2024, 2023 and 2022, respectively resulting from the amortization of the debt discounts in connection with the debentures issued under August 2022 SPA.

For the year ended December 31, 2023, the whole August 2022 Convertible Debenture along with the Make-Whole interest of approximately $1.2 million were fully converted into an aggregate of 39,489,758 Class A ordinary shares, and the whole December 2022 Convertible Debenture along with the Make-Whole interest of approximately $1.1 million were fully converted into an aggregate of 70,999,400 Class A ordinary shares. As of December 31, 2023, the carrying amount of the hybrid September 2023 Convertible Debenture was approximately $2,476,000, including its embedded derivative liability of approximately $878,000.

For the year ended December 31, 2024, the whole September 2023 Convertible Debenture along with the Make-Whole interest were fully converted into an aggregate of 643,571,750 Class A ordinary shares, and the January 2024 Convertible Debenture along with the Make-Whole interest were partially converted into an aggregate of 440,614,050 Class A ordinary shares. As of December 31, 2024, the carrying amount of the hybrid January 2024 Convertible Debenture was approximately $54,000, including its embedded derivative liability of approximately $18,000.

August 2024 Convertible Debenture, under August 2024 SPA

On August 9, 2024, the Company entered into a Securities Purchase Agreement (the “August 2022 SPA”) with the same Purchaser, pursuant to which the Company received net proceeds of $1,400,000 on the same date (the “First Closing’) in consideration of the issuance of Convertible Debenture (the “August 2024 Debenture”) in the principal amount of $1,500,000 and the issuance of warrant (the “Series J Warrant”) to purchase 80,357 American Depositary Shares of the Company (the “ADSs”) with an exercise price equal to $14.00 per ADS and having a term of exercise expiring on August 9, 2031. The Company also granted the Purchaser the right to purchase an additional $23,750,000 of Debentures within 24-month anniversary of the First Closing Date.

The August 2024 Debenture issued under August 2024 SPA has the similar terms as the May 2022 Convertible Debenture, except for the maturity and conversion price. The Debenture matures on August 9, 2027, and is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $14.00 or 90% of the lowest trade price in the last ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $1.78, subject to adjustment, per ADS.

The detachable Series J Warrant issued to the Purchaser are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of Series J Warrants is estimated to be at $9.10 per share, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $12.55 per ADS, volatility of 103.17%, a risk free rate of 3.42%, and an expected dividend yield of 0%.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $1,400,000 were allocated to the base instrument of Convertible Debenture and the detachable Series J Warrants on their relative fair value basis, in the amount of approximately $940,000 and $460,000, respectively.

Upon issuance, the Company bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $528,000 on the Consolidated Balance Sheets, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and initially assigned to the host debentures at the carrying value of approximately $412,000, representing the difference between the previous carrying amount of the hybrid instruments of $940,000 and the fair value of the derivatives.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $151,000 for the year ended December 31, 2024, respectively resulting from the amortization of the debt discounts in connection with August 2024 Debenture.

As of December 31, 2024, the carrying amount of the hybrid August 2024 Convertible Debenture was approximately $1,103,000, including its embedded derivative liability of approximately $540,000.